Principal Accounting Policies (Treasury stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2008 Share repurchase plan 2008 [Member]	Sep. 29, 2011 Share repurchase plan 2011 [Member]
Equity, class of treasury stock [Line Items]
Approved repurchase plan		$ 15	$ 100
Number of shares repurchased	242,832
Cost of repurchased shares	$ 25